Shareholders' Equity - Summary of Share Capital - Par Value (Detail) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [Line Items]
Issued capital	€ 321	€ 320	€ 323
Beginning balance	320
Ending balance	€ 321	€ 320
Weighted average shares	2,043,000	2,044,000	2,042,000
Common shares [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 253	€ 252	€ 253
Authorized share capital	€ 720	€ 720	€ 720
Number of authorized shares	6,000,000	6,000,000	6,000,000
Par value in cents per share	€ 0.12	€ 0.12	€ 0.12
Beginning balance	2,098,114	2,105,139	2,095,648
Dividend	10,665	2,466	0
Shares withdrawn	(2,466)	(9,491)
Ending balance	2,106,313	2,098,114	2,105,139
Beginning balance	€ 252	€ 253	€ 251
Dividend	1	0	0
Shares withdrawn	0	(1)
Ending balance	€ 253	€ 252	€ 253
Weighted average shares	2,101,231	2,101,749	2,098,326
Common share B [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 68	€ 69	€ 70
Authorized share capital	€ 360	€ 360	€ 360
Number of authorized shares	3,000,000	3,000,000	3,000,000
Par value in cents per share	€ 0.12	€ 0.12	€ 0.12
Beginning balance	571,795	585,022	585,022
Dividend	0
Shares withdrawn	(2,956)	(13,227)
Ending balance	568,839	571,795	585,022
Beginning balance	€ 69	€ 70	€ 70
Dividend	0
Shares withdrawn	0	(2)
Ending balance	€ 68	€ 69	€ 70
Weighted average shares	570,629	579,312	585,022